UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2008

Date of reporting period:	3/31/2008

Item 1 – Reports to Stockholders

MARCH 31, 2008	SEMIANNUAL REPORT

Jennison Small Company Fund, Inc.

FUND TYPE

Small-capitalization stock

OBJECTIVE

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

May 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Jennison Small Company Fund, Inc.

Jennison Small Company Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Small Company Fund, Inc. is capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.16%; Class B, 1.86%; Class C, 1.86%; Class L, 1.36%; Class M, 1.86%; Class R, 1.61%; Class X, 1.86%; Class Z, 0.86%. Net operating expenses apply to: Class A, 1.13%; Class B, 1.86%; Class C, 1.86%; Class L, 1.36%; Class M, 1.86%; Class R, 1.36%; Class X, 1.86%; Class Z, 0.86%, after contractual reduction for Class A through 1/31/2008 and Class R through 1/31/2009.

Cumulative Total Returns as of 3/31/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–11.99%	–4.66%	134.92%	63.26%	—
Class B	–12.48	–5.57	125.90	51.29	—
Class C	–12.30	–5.33	126.35	51.59	—
Class L	–12.08	–4.85	N/A	N/A	–2.11% (3/5/07)
Class M	–12.61	–5.82	N/A	N/A	–3.08 (3/5/07)
Class R	–12.04	–4.85	N/A	N/A	53.72 (5/10/04)
Class X	–12.36	–5.39	N/A	N/A	–2.69 (3/5/07)
Class Z	–11.88	–4.64	137.28	67.02	—
Russell 2500™ Index[2]	–13.28	–11.27	107.09	94.77	**
S&P SmallCap 600 Index[3]	–13.43	–10.60	106.66	97.73	***
Lipper Small-Cap Core Funds Avg.[4]	–14.98	–13.30	96.49	88.65	****

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Average Annual Total Returns[5] as of 3/31/08
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–9.90%	17.29%	4.43%	—
Class B	–10.07	17.60	4.23	—
Class C	–6.23	17.55	4.25	—
Class L	–10.33	N/A	N/A	–7.21% (3/5/07)
Class M	–11.20	N/A	N/A	–7.17 (3/5/07)
Class R	–4.85	N/A	N/A	11.68 (5/10/04)
Class X	–10.80	N/A	N/A	–6.83 (3/5/07)
Class Z	–4.64	18.86	5.26	—
Russell 2500™ Index[2]	–11.27	15.67	6.89	**
S&P SmallCap 600 Index[3]	–10.60	15.62	7.06	***
Lipper Small-Cap Core Funds Avg.[4]	–13.30	14.26	6.07	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. Class L shares are closed to most new purchases (with the exception of exchanges from the same class of shares offered by certain other JennisonDryden Funds).

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the Russell 2500 Index, S&P SmallCap 600 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

3The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors.

4The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after

Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (continued)

purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 2500 Index Closest Month-End to Inception cumulative total returns are -10.41% for Class L, M, and X; 35.42% for Class R. Russell 2500 Index Closest Month-End to Inception average annual total returns are -8.43% for Class L, M, and X; 8.05% for Class R.

***S&P SmallCap 600 Index Closest Month-End to Inception cumulative total returns are -9.10% for Class L, M, and X; 36.59% for Class R. S&P SmallCap 600 Index Closest Month-End to Inception average annual total returns are -8.43% for Class L, M, and X; 8.29% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total returns are -12.22% for Class L, M, and X; 28.09% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are -11.36% for Class L, M, and X; 6.36% for Class R.

Investors cannot invest directly in an index. The returns for the Russell 2500 Index and the S&P SmallCap 600 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/08
SBA Communications Corp. (Class A), Wireless Telecommunication Services	2.4%
United Natural Foods, Inc., Food & Staples Retailing	2.2
Insight Enterprises, Inc., Electronic Equipment & Instruments	2.1
Performance Food Group Co., Food & Staples Retailing	2.1
Quicksilver Resources, Inc., Oil, Gas & Consumable Fuels	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/08
Machinery	8.3%
Health Care Providers & Services	7.1
Commercial Services & Supplies	5.9
Oil, Gas & Consumable Fuels	5.2
Semiconductors & Semiconductor Equipment	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2007, at the beginning of the period, and held through the six-month period ended March 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Jennison Small Company Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$880.10	1.13%	$5.31
	Hypothetical	$1,000.00	$1,019.35	1.13%	$5.70

Class B	Actual	$1,000.00	$875.20	1.86%	$8.72
	Hypothetical	$1,000.00	$1,015.70	1.86%	$9.37

Class C	Actual	$1,000.00	$877.00	1.86%	$8.73
	Hypothetical	$1,000.00	$1,015.70	1.86%	$9.37

Class L	Actual	$1,000.00	$879.20	1.36%	$6.39
	Hypothetical	$1,000.00	$1,018.20	1.36%	$6.86

Class M	Actual	$1,000.00	$873.90	1.86%	$8.71
	Hypothetical	$1,000.00	$1,015.70	1.86%	$9.37

Class R	Actual	$1,000.00	$879.60	1.36%	$6.39
	Hypothetical	$1,000.00	$1,018.20	1.36%	$6.86

Class X	Actual	$1,000.00	$876.40	1.86%	$8.73
	Hypothetical	$1,000.00	$1,015.70	1.86%	$9.37

Class Z	Actual	$1,000.00	$881.20	0.86%	$4.04
	Hypothetical	$1,000.00	$1,020.70	0.86%	$4.34

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS

Aerospace & Defense 1.1%
451,500	Moog, Inc. (Class A)(a)(b)	$19,057,815

Capital Markets 1.7%
898,500	Eaton Vance Corp.	27,413,235

Commercial Banks 1.7%
211,200	BOK Financial Corp.	11,030,976
234,000	Prosperity Bancshares Inc.	6,706,440
1,439,900	UCBH Holdings, Inc.	11,173,624

		28,911,040

Commercial Services & Supplies 5.9%
593,500	Administaff, Inc.(b)	14,012,535
143,100	FTI Consulting, Inc.(a)(b)	10,165,824
1,023,900	Knoll, Inc.(b)	11,815,806
614,000	Mobile Mini, Inc.(a)(b)	11,666,000
658,400	Resources Connection, Inc.(b)	11,765,608
1,118,000	RSC Holdings, Inc.(a)(b)	12,186,200
145,400	Stericycle, Inc.(a)(b)	7,488,100
579,500	Waste Connections, Inc.(a)(b)	17,813,830

		96,913,903

Communications Equipment 2.6%
895,600	ADTRAN, Inc.(b)	16,568,600
336,500	CommScope, Inc.(a)(b)	11,720,295
1,239,200	Foundry Networks, Inc.(a)(b)	14,349,936

		42,638,831

Computers & Peripherals 2.3%
2,492,700	Brocade Communications Systems, Inc.(a)	18,196,710
1,136,200	Emulex Corp.(a)(b)	18,451,888
601,600	On Track Innovations Ltd.(a)(b)	1,738,624

		38,387,222

Construction & Engineering 1.1%
1,916,500	Great Lakes Dredge & Dock Corp.	9,908,305
241,100	URS Corp.(a)	7,881,559

		17,789,864

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	7

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Consumer Finance 0.7%
240,800	Alliance Data Systems Corp.(a)(b)	$11,440,408

Diversified Consumer Services 2.1%
513,800	Bright Horizons Family Solutions, Inc.(a)(b)	22,113,952
407,100	School Specialty, Inc.(a)(b)	12,839,934

		34,953,886

Diversified Telecommunication Services 3.7%
838,600	Fairpoint Communications, Inc.	7,564,172
957,700	Iowa Telecommunications Services, Inc.(b)	16,980,021
833,900	Ntelos Holdings Corp.	20,180,380
1,052,000	Time Warner Telecom (Class A)(a)(b)	16,295,480

		61,020,053

Electric Utilities 0.7%
520,500	El Paso Electric Co.(a)(b)	11,123,085

Electrical Equipment 0.7%
285,600	Hubbell, Inc. (Class B)(b)	12,477,864

Electronic Equipment & Instruments 2.1%
1,948,200	Insight Enterprises, Inc.(a)(b)	34,093,500

Energy Equipment & Services 3.7%
114,300	Exterran Holdings, Inc.(a)(b)	7,376,922
189,800	Oceaneering International, Inc.(a)(b)	11,957,400
553,900	Pride International, Inc.(a)(b)	19,358,805
326,800	W-H Energy Services, Inc.(a)(b)	22,500,180

		61,193,307

Food & Staples Retailing 4.3%
1,038,000	Performance Food Group Co.(a)(b)	33,921,840
1,983,400	United Natural Foods, Inc.(a)(b)	37,109,414

		71,031,254

Food Products 1.8%
847,000	Cosan Ltd. (Class A)(a)	10,435,040
939,900	Dean Foods Co.(b)	18,882,591

		29,317,631

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Health Care Equipment & Supplies 4.2%
337,700	Beckman Coulter, Inc.	$21,798,535
989,371	ev3, Inc.(a)(b)	8,053,480
634,200	Immucor, Inc.(a)(b)	13,533,828
232,315	Integra LifeSciences Holdings Corp.(a)(b)	10,098,733
362,490	Resmed, Inc.(a)(b)	15,289,828

		68,774,404

Health Care Providers & Services 7.1%
239,100	Air Methods Corp.(a)(b)	11,565,267
696,300	Centene Corp.(a)(b)	9,706,422
334,400	HealthExtras, Inc.(a)	8,306,496
262,200	Henry Schein, Inc.(a)(b)	15,050,280
485,800	MWI Veterinary Supply, Inc.(a)(b)	17,129,308
973,700	PSS World Medical, Inc.(a)(b)	16,221,842
756,300	Sunrise Senior Living, Inc.(a)(b)	16,850,364
423,400	Universal Health Services, Inc.(b)	22,732,346

		117,562,325

Health Care Technology 0.6%
596,900	TriZetto Group, Inc. (The)(a)(b)	9,962,261

Hotels, Restaurants & Leisure 2.1%
829,000	Cheesecake Factory (The)(a)(b)	18,063,910
434,700	Red Robin Gourmet Burgers, Inc.(a)(b)	16,331,679

		34,395,589

Insurance 3.4%
502,800	Aspen Insurance Holdings Ltd.	13,263,864
323,300	Axis Capital Holdings Ltd.	10,985,734
671,000	StanCorp Financial Group, Inc.	32,013,410

		56,263,008

Internet & Catalog Retail 0.7%
898,700	GSI Commerce, Inc.(a)(b)	11,817,905

Internet Software & Services 1.0%
416,200	SAVVIS, Inc.(a)(b)	6,771,574
922,900	Switch & Data Facillities Co., Inc.(a)(b)	9,422,809

		16,194,383

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	9

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 0.6%
349,300	Wright Express Corp.(a)(b)	$10,733,989

Life Sciences Tools & Services 1.1%
203,800	Kendle International, Inc.(a)(b)	9,154,696
153,300	Varian, Inc.(a)(b)	8,879,136

		18,033,832

Machinery 8.3%
819,800	Actuant Corp. (Class A)(b)	24,766,158
134,900	AGCO Corp.(a)(b)	8,077,812
613,300	Graco, Inc.(b)	22,238,258
873,539	IDEX Corp.	26,808,912
373,000	Nordson Corp.	20,086,050
819,500	Pentair, Inc.(b)	26,142,050
252,300	RBC Bearings, Inc.(a)(b)	9,367,899

		137,487,139

Marine 0.7%
623,600	Horizon Lines, Inc. (Class A)(b)	11,605,196

Media 3.1%
1,949,000	Entravision Communications Corp. (Class A)(a)(b)	12,980,340
437,700	John Wiley & Son, Inc. (Class A)	17,376,690
1,106,600	Regal Entertainment Group (Class A)(b)	21,346,314

		51,703,344

Metals & Mining 1.2%
190,500	Century Aluminum Co.(a)(b)	12,618,720
255,900	Royal Gold, Inc.	7,720,503

		20,339,223

Oil, Gas & Consumable Fuels 5.2%
295,800	Bill Barrett Corp.(a)(b)	13,976,550
420,300	Denbury Resources, Inc.(a)	11,999,565
384,100	Encore Acquisition Co.(a)(b)	15,471,548
272,300	Holly Corp.	11,820,543
901,800	Quicksilver Resources, Inc.(a)(b)	32,942,754

		86,210,960

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Paper & Forest Products 0.7%
1,691,100	Domtar Corp.(a)(b)	$11,550,213

Pharmaceuticals 1.5%
548,000	KV Pharmaceutical Co. (Class A)(a)(b)	13,678,080
308,300	Perrigo Co.(b)	11,632,159

		25,310,239

Real Estate Investments Trusts 0.8%
33,400	Annaly Capital Management, Inc.(b)	511,688
787,900	Sunstone Hotel Investors, Inc.(b)	12,614,279

		13,125,967

Road & Rail 2.8%
871,333	Heartland Express, Inc.(b)	12,425,209
857,350	Knight Transportation, Inc.(b)	14,111,981
364,400	Landstar System, Inc.	19,007,104

		45,544,294

Semiconductors & Semiconductor Equipment 5.0%
644,500	Atmi, Inc.(a)(b)	17,936,435
966,900	Cavium Networks, Inc.(a)(b)	15,857,160
737,500	Intersil Corp. (Class A)(b)	18,931,625
2,407,000	PMC—Sierra, Inc.(a)(b)	13,719,900
566,700	Power Integrations, Inc.(a)(b)	16,581,642

		83,026,762

Software 3.2%
1,058,500	Commvault Systems, Inc.(a)	13,125,400
1,248,800	Quest Software, Inc.(a)(b)	16,321,816
548,900	THQ, Inc.(a)(b)	11,966,020
1,625,600	TIBCO Software, Inc.(a)(b)	11,606,784

		53,020,020

Specialty Retail 0.8%
421,000	Ross Stores, Inc.	12,613,160

Textiles, Apparel & Luxury Goods 1.8%
393,100	Phillips-Van Heusen Corp.	14,906,352
393,400	Warnaco Group, Inc.(a)(b)	15,515,696

		30,422,048

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	11

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Trading Companies & Distributors 0.7%
631,400	Interline Brands, Inc.(a)(b)	$11,712,470

Transportation Infrastructure 0.5%
264,700	Macquarie Infrastructure Co. LLC(b)	7,710,711

Water Utilites 1.3%
241,100	American States Water Co.(b)	8,679,600
667,500	Aqua America, Inc.(b)	12,535,650

		21,215,250

Wireless Telecommunication Services 4.0%
2,959,200	Centennial Communications Corp.(a)(b)	17,488,872
1,310,700	SBA Communications Corp. (Class A)(a)	39,098,181
535,500	Syniverse Holdings, Inc.(a)	8,921,430

		65,508,483
	Total long-term investments (cost $1,685,314,188)	1,629,606,073

SHORT-TERM INVESTMENT 43.9%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
724,571,182	(cost $724,571,182; includes $696,764,694 of cash collateral received for securities on loan) (Note 3)(c)(d)	724,571,182

	Total Investments 142.5% (cost $2,409,885,370; Note 5)	2,354,177,255
	Liabilities in excess of other assets (42.5%)	(701,792,827)

	Net Assets 100.0%	$1,652,384,428

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $667,215,312; cash collateral of $696,764,694 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 was as follows:

Affiliated Money Market Mutual Fund (including 42.2% of collateral received for securities on loan)	43.9%
Machinery	8.3
Health Care Providers & Services	7.1
Commercial Services & Supplies	5.9
Oil, Gas & Consumable Fuels	5.2
Semiconductors & Semiconductor Equipment	5.0
Food & Staples Retailing	4.3
Health Care Equipment & Supplies	4.2
Wireless Telecommunication Services	4.0
Diversified Telecommunication Services	3.7
Energy Equipment & Services	3.7
Insurance	3.4
Software	3.2
Media	3.1
Road & Rail	2.8
Communications Equipment	2.6
Computers & Peripherals	2.3
Diversified Consumer Services	2.1
Electronic Equipment & Instruments	2.1
Hotels, Restaurants & Leisure	2.1
Food Products	1.8
Textiles, Apparel & Luxury Goods	1.8
Capital Markets	1.7
Commercial Banks	1.7
Pharmaceuticals	1.5
Water Utilities	1.3
Metals & Mining	1.2
Aerospace & Defense	1.1
Construction & Engineering	1.1
Life Sciences Tools & Services	1.1
Internet Software & Services	1.0
Real Estate Investments Trusts	0.8
Specialty Retail	0.8
Consumer Finance	0.7
Electric Utilities	0.7
Electrical Equipment	0.7
Internet & Catalog Retail	0.7
Marine	0.7
Paper & Forest Products	0.7
Trading Companies & Distributors	0.7
Healthcare Technology	0.6
IT Services	0.6
Transportation Infrastructure	0.5

142.5
Liabilities in excess of other assets	(42.5)

100.0%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	13

Statement of Assets and Liabilities

as of March 31, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $667,215,312:
Unaffiliated investments (cost $1,685,314,188)	$1,629,606,073
Affiliated investments (cost $724,571,182)	724,571,182
Cash	39,543
Receivable for Fund shares sold	1,697,266
Dividends receivable	1,514,278
Receivable for investments sold	863,860
Prepaid expenses	12,568

Total assets	2,358,304,770

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	696,764,694
Payable for capital stock repurchased	4,639,304
Payable for investments purchased	2,848,051
Management fee payable	943,495
Distribution fee payable	358,913
Transfer agent fee payable	209,506
Accrued expenses	146,530
Deferred directors’ fees	9,849

Total liabilities	705,920,342

Net Assets	$1,652,384,428

Net assets were comprised of:
Common stock, at par	$879,560
Paid-in capital in excess of par	1,634,910,707

1,635,790,267
Undistributed net investment income	693,261
Accumulated net realized gain on investments	71,609,015
Net unrealized depreciation on investments	(55,708,115)

Net assets, March 31, 2008	$1,652,384,428

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($833,324,373 ÷ 43,805,604 shares of common stock issued and outstanding)	$19.02
Maximum sales charge (5.50% of offering price)	1.11

Maximum offering price to public	$20.13

Class B
Net asset value, offering price and redemption price per share
($48,508,877 ÷ 3,246,941 shares of common stock issued and outstanding)	$14.94

Class C
Net asset value, offering price and redemption price per share
($103,460,727 ÷ 6,912,959 shares of common stock issued and outstanding)	$14.97

Class L
Net asset value, offering price and redemption price per share
($8,582,695 ÷ 453,653 shares of common stock issued and outstanding)	$18.92
Maximum sales charge (5.75% of offering price)	1.15

Maximum offering price to public	$20.07

Class M
Net asset value, offering price and redemption price per share
($10,218,905 ÷ 685,808 shares of common stock issued and outstanding)	$14.90

Class R
Net asset value, offering price and redemption price per share
($15,116,100 ÷ 798,930 shares of common stock issued and outstanding)	$18.92

Class X
Net asset value, offering price and redemption price per share
($4,440,515 ÷ 296,851 shares of common stock issued and outstanding)	$14.96

Class Z
Net asset value, offering price and redemption price per share
($628,732,236 ÷ 31,755,210 shares of common stock issued and outstanding)	$19.80

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	15

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$7,168,498
Affiliated income from securities loaned, net	2,187,328
Affiliated dividend income	1,268,275
Interest income	963

Total income	10,625,064

Expenses
Management fee	6,070,097
Distribution fee—Class A	1,196,704
Distribution fee—Class B	289,595
Distribution fee—Class C	589,800
Distribution fee—Class L	24,082
Distribution fee—Class M	73,267
Distribution fee—Class R	35,914
Distribution fee—Class X	26,210
Transfer agent’s fee and expenses (including affiliated expense of $563,200)	1,237,000
Reports to shareholders	142,000
Custodian’s fees and expenses	98,000
Registration fees	82,000
Directors’ fees	21,000
Insurance	19,000
Legal fees and expenses	15,000
Audit fee	10,000
Miscellaneous	12,783

Total expenses	9,942,452

Net investment income	682,612

Realized And Unrealized Gain (Loss) On Investment
Net realized gain on investment transactions	103,263,814
Net change in unrealized appreciation (depreciation) on investments	(335,472,052)

Net loss on investments	(232,208,238)

Net Decrease In Net Assets Resulting From Operations	$(231,525,626)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Increase (Decrease) In Net Assets
Operations:
Net investment income	$682,612	$4,642,579
Net realized gain on investments	103,263,814	58,126,171
Net change in unrealized appreciation (depreciation) on investments	(335,472,052)	181,938,679

Net increase (decrease) in net assets resulting from operations	(231,525,626)	244,707,429

Dividends and Distributions from net investment income (Note 1)
Class A	(1,686,477)	—
Class Z	(2,935,739)	—

	(4,622,216)	—

Distribution from net realized gains (Note 1)
Class A	(35,161,445)	(34,411,394)
Class B	(2,923,026)	(3,956,754)
Class C	(5,838,017)	(5,294,768)
Class L	(378,707)	—
Class M	(787,526)	—
Class R	(521,377)	(137,674)
Class X	(261,521)	—
Class Z	(24,833,816)	(13,403,026)

	(70,705,435)	(57,203,616)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	279,106,210	936,221,640
Net asset value of shares issued in connection with merger (Note 8)	—	79,444,150
Net asset value of shares issued in reinvestment of distributions	60,070,335	45,528,969
Cost of shares reacquired	(242,769,879)	(309,841,953)

Net increase in net assets from Fund share transactions	96,406,666	751,352,806

Total increase (decrease)	(210,446,611)	938,856,619

Net Assets:
Beginning of period	1,862,831,039	923,974,420

End of period(a)	$1,652,384,428	$1,862,831,039

(a) Includes undistributed net investment income of:	$693,261	$4,632,865

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Jennison Small Company Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth by investing in a carefully selected portfolio of common stocks. Investment income is of incidental importance, and the Fund may invest in securities which do not produce any income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2008, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

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Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other

Jennison Small Company Fund, Inc.	19

Notes to Financial Statements

(Unaudited) continued

factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees; for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

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Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70 of 1% of the average daily net assets of the Fund up to $1 billion and .65 of 1% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was .68 of 1% for the six months ended March 31, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, L, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, L, M, R, and X shares, pursuant to plans of distribution, (the “Distribution Plans”), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares,

Jennison Small Company Fund, Inc.	21

Notes to Financial Statements

(Unaudited) continued

respectively. PIMS contractually agreed to limit such fees to .25 of 1% through January 31, 2008 for Class A shares and .50 of 1% of Class R shares.

PIMS has advised the Fund that it received approximately $71,100 front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2008. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2008, it received approximately $1,000, $44,200,$15,800, $12,800, and $3,700 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of ..07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2008.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2008, the Fund incurred approximately $753,600, in total networking fees, of which approximately $56,100 and $59,600, respectively, was paid to Wachovia and First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2008, PIM has been compensated approximately $937,400 for these services.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2008 were $664,531,205 and $579,328,685, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$2,415,783,286	$144,009,927	$(205,615,958)	$(61,606,031)

The difference between book basis and tax basis was primarily attributed to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at September 30, 2007 of approximately $9,447,000 of which $1,916,000 expires in 2008, $6,126,000 expires in 2009, and $1,405,000 expires in 2010. The Fund utilized approximately $1,929,000 of capital loss carryforward to offset net taxable

Jennison Small Company Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

gains realized in the fiscal year ended September 30, 2007. Certain portions of the capital loss carryforwards were assumed by the Fund as a result of reorganization. Utilization of these capital loss carryforwards were limited in accordance with income tax regulations. As of September 30, 2007, approximately $110,666,000 of its capital loss carryforward were written-off due to loss limitations. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.5% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares purchased are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangable with Class L and Class M shares, respectively, offered by certain other Strategic Partners and JennisonDryden Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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There are 1.25 billion shares of common stock authorized $.01 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z common stock. Class A shares consist of 190 million authorized shares. Class B, Class C, Class L and Class M shares each consist of 180 million authorized shares. Class X consist of 170 million shares. Class R, and Class Z shares consist of 85 million shares. As of March 31, 2008, Prudential owned 138 Class R shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2008:
Shares sold	6,114,869	$128,753,738
Shares issued in reinvestment of dividends	1,602,990	33,149,748
Shares reacquired	(6,317,401)	(128,331,419)

Net increase (decrease) in shares outstanding before conversion	1,400,458	33,572,067
Shares issued upon conversion from Class B, M and X	538,251	10,873,066

Net increase (decrease) in shares outstanding	1,938,709	$44,445,133

Year ended September 30, 2007:
Shares sold	17,189,625	$363,014,665
Shares issued in connection with merger	682,544	13,780,961
Shares issued in reinvestment of dividends	1,540,214	31,173,939
Shares reacquired	(8,863,723)	(188,099,463)

Net increase (decrease) in shares outstanding before conversion	10,548,660	219,870,102
Shares issued upon conversion from Class B, M and X	684,244	14,646,413

Net increase (decrease) in shares outstanding	11,232,904	$234,516,515

Class B
Six months ended March 31, 2008:
Shares sold	83,187	$1,352,190
Shares issued in reinvestment of dividends	162,961	2,657,890
Shares reacquired	(337,794)	(5,404,523)

Net increase (decrease) in shares outstanding before conversion	(91,646)	(1,394,443)
Shares reacquired upon conversion into Class A	(313,087)	(4,804,248)

Net increase (decrease) in shares outstanding	(404,733)	$(6,198,691)

Year ended September 30, 2007:
Shares sold	592,084	$9,852,932
Shares issued in connection with merger	378,993	6,125,665
Shares issued in reinvestment of dividends	227,089	3,683,387
Shares reacquired	(601,079)	(10,196,959)

Net increase (decrease) in shares outstanding before conversion	597,087	9,465,025
Shares reacquired upon conversion into Class A	(578,277)	(9,745,564)

Net increase (decrease) in shares outstanding	18,810	$(280,539)

Jennison Small Company Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2008:
Shares sold	290,543	$4,749,003
Shares issued in reinvestment of dividends	240,447	3,921,679
Shares reacquired	(940,800)	(15,002,777)

Net increase (decrease) in shares outstanding	(409,810)	$(6,332,095)

Year ended September 30, 2007:
Shares sold	2,888,913	$47,975,904
Shares issued in connection with merger	948,519	15,308,783
Shares issued in reinvestment of dividends	218,300	3,540,821
Shares reacquired	(1,070,819)	(18,231,496)

Net increase (decrease) in shares outstanding	2,984,913	$48,594,012

Class L
Six months ended March 31, 2008:
Shares sold	2,798	$59,827
Shares issued in reinvestment of dividends	17,974	369,992
Shares reacquired	(49,034)	(1,014,141)

Net increase (decrease) in shares outstanding	(28,262)	$(584,322)

Period March 2, 2007* through September 30, 2007:
Shares sold	1,366	$29,103
Shares issued in connection with merger	569,504	11,441,330
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(88,955)	(1,927,535)

Net increase (decrease) in shares outstanding	481,915	$9,542,898

Class M
Six months ended March 31, 2008:
Shares sold	6,947	$117,538
Shares issued in reinvestment of dividends	45,153	735,087
Shares reacquired	(139,046)	(2,265,214)

Net increase (decrease) in shares outstanding before conversion	(86,946)	(1,412,589)
Shares reacquired upon conversion into Class A	(369,718)	(6,068,757)

Net increase (decrease) in shares outstanding	(456,664)	$(7,481,346)

Period March 2, 2007* through September 30, 2007:
Shares sold	24,725	$418,273
Shares issued in connection with merger	1,634,004	26,377,993
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(242,845)	(4,199,976)

Net increase (decrease) in shares outstanding before conversion	1,415,884	22,596,290
Shares reacquired upon conversion into Class A	(273,412)	(4,812,089)

Net increase (decrease) in shares outstanding	1,142,472	$17,784,201

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Class R	Shares	Amount
Six months ended March 31, 2008:
Shares sold	314,942	$6,502,768
Shares issued in reinvestment of dividends	17,104	352,009
Shares reacquired	(101,140)	(2,039,533)

Net increase (decrease) in shares outstanding	230,906	$4,815,244

Year ended September 30, 2007:
Shares sold	537,324	$11,453,416
Shares issued in reinvestment of dividends	6,822	137,523
Shares reacquired	(83,975)	(1,814,562)

Net increase (decrease) in shares outstanding	460,171	$9,776,377

Class X
Six months ended March 31, 2008:
Shares sold	562	$8,997
Shares issued in reinvestment of dividends	15,937	259,936
Shares reacquired	(53,585)	(857,195)

Net increase (decrease) in shares outstanding before conversion	(37,086)	(588,262)
Shares reacquired upon conversion into Class A	(4)	(61)

Net increase (decrease) in shares outstanding	(37,090)	$(588,323)

Period March 2, 2007* through September 30, 2007:
Shares sold	4,479	$75,441
Shares issued in connection with merger	396,992	6,409,418
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(62,507)	(1,080,519)

Net increase (decrease) in shares outstanding before conversion	338,964	5,404,340
Shares reacquired upon conversion into Class A	(5,023)	(88,760)

Net increase (decrease) in shares outstanding	333,941	$5,315,580

Class Z
Six months ended March 31, 2008:
Shares sold	6,259,941	$137,562,149
Shares issued in reinvestment of dividends	866,232	18,623,994
Shares reacquired	(4,166,824)	(87,855,077)

Net increase (decrease) in shares outstanding	2,959,349	$68,331,066

Year ended September 30, 2007:
Shares sold	23,000,715	$503,401,906
Shares issued in reinvestment of dividends	332,065	6,993,299
Shares reacquired	(3,784,384)	(84,291,443)

Net increase (decrease) in shares outstanding	19,548,396	$426,103,762

*	Inception date.

Jennison Small Company Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Note 7. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Note 8. Reorganization

On March 2, 2007, Jennison Small Company acquired all of the net assets of Strategic Partners Small Cap Growth Fund, a series of the Strategic Partners Mutual Funds Inc., pursuant to a plan of reorganization approved by the Strategic Partners Mutual Funds Inc. on December 15, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M, and Class X shares for the corresponding classes of Jennison Small Company.

SP Small Cap Growth		Jennison Small Company
Class	Shares	Class	Shares	Value
A	2,412,213	A	682,544	$13,780,961
B	1,134,870	B	378,993	6,125,665
C	2,814,174	C	948,519	15,308,783
L	2,028,605	L	569,504	11,441,330
M	4,847,947	M	1,634,004	26,377,993
X	6,409,418	X	396,992	6,409,418

28	Visit our website at www.jennisondryden.com

The aggregate net assets and unrealized appreciation/(depreciation) of the Merged fund immediately before the acquisition were:

	Total Net Assets	Unrealized Appreciation
SP Small Cap Growth	$79,444,150	$9,516,188

The aggregate net assets of Jennison Small Company immediately before the acquisition was $1,324,903,350.

Jennison Small Company Fund, Inc.	29

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.50

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	(2.64)

Total from investment operations	(2.63)

Less Dividends and Distributions:
Dividends from net investment income	(.04)
Distributions from net realized gains	(.81)

Total dividends and distributions	(.85)

Net asset value, end of period	$19.02

Total Return(b):	(11.99)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$833,324
Average net assets (000)	$902,269
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.13	%(e)
Expenses, excluding distribution and service (12b-1) fees	.86	%(e)
Net investment income (loss)	.06	%(e)
For Class A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	33	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares for the period October 1, 2007 to January 31, 2008.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended September 30,
2007(a)	2006(a)	2005	2004(a)	2003

$19.73	$20.48	$18.71	$15.72	$11.41

.07	(.04)	(.02)	(.10)	(.08)
3.79	2.01	4.19	3.09	4.39

3.86	1.97	4.17	2.99	4.31

—	—	—	—	—
(1.09)	(2.72)	(2.40)	—	—

(1.09)	(2.72)	(2.40)	—	—

$22.50	$19.73	$20.48	$18.71	$15.72

20.16%	10.46%	24.46%	19.02%	37.77%

$941,912	$604,534	$416,456	$314,904	$281,920
$797,330	$518,412	$358,647	$308,040	$240,794

1.12%	1.17%	1.23%	1.23%	1.32%
.87%	.92%	.98%	.98%	1.07%
.32%	(.20)%	(.10)%	(.53)%	(.60)%

51%	66%	78%	71%	51%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.92

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	(2.11)

Total from investment operations	(2.17)

Less Distributions:
Distributions from net realized gains	(.81)

Net asset value, end of period	$14.94

Total Return(b):	(12.48)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$48,509
Average net assets (000)	$57,919
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.86	%(d)
Expenses, excluding distribution and service (12b-1) fees	.86	%(d)
Net investment loss	(.68	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2007(a)	2006(a)	2005	2004(a)	2003

$16.04	$17.25	$16.21	$13.72	$10.03

(.08)	(.15)	(.17)	(.20)	(.17)
3.05	1.66	3.61	2.69	3.86

2.97	1.51	3.44	2.49	3.69

(1.09)	(2.72)	(2.40)	—	—

$17.92	$16.04	$17.25	$16.21	$13.72

19.28%	9.65%	23.57%	18.15%	36.79%

$65,430	$58,254	$68,701	$93,190	$103,475
$65,520	$64,596	$80,151	$107,565	$96,667

1.87%	1.92%	1.98%	1.98%	2.07%
.87%	.92%	.98%	.98%	1.07%
(.44)%	(.97)%	(.83)%	(1.30)%	(1.35)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.92

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	(2.08)

Total from investment operations	(2.14)

Less Distributions:
Distributions from net realized gains	(.81)

Net asset value, end of period	$14.97

Total Return(b):	(12.30)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$103,461
Average net assets (000)	$117,960
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.86	%(d)
Expenses, excluding distribution and service (12b-1) fees	.86	%(d)
Net investment loss	(.68	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2007(a)	2006(a)	2005	2004(a)	2003

$16.03	$17.25	$16.21	$13.72	$10.03

(.07)	(.14)	(.17)	(.20)	(.17)
3.05	1.64	3.61	2.69	3.86

2.98	1.50	3.44	2.49	3.69

(1.09)	(2.72)	(2.40)	—	—

$17.92	$16.03	$17.25	$16.21	$13.72

19.28%	9.65%	23.57%	18.15%	36.79%

$131,201	$69,557	$21,692	$17,330	$17,612
$111,147	$42,326	$18,627	$18,052	$15,375

1.87%	1.92%	1.98%	1.98%	2.07%
.87%	.92%	.98%	.98%	1.07%
(.40)%	(.86)%	(.99)%	(1.29)%	(1.34)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	35

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended March 31, 2008(b)		March 2, 2007(a) through September 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.37		$20.09

Income from investment operations:
Net investment income	(.02)		.05
Net realized and unrealized gain on investment transactions	(2.62)		2.23

Total from investment operations	(2.64)		2.28

Less Distributions:
Distributions from net realized gains	(.81)		—

Net asset value, end of period	$18.92		$22.37

Total Return(c):	(12.08)%		11.35%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,583		$10,783
Average net assets (000)	$9,633		$11,345
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.36	%(e)	1.37	%(e)
Expenses, excluding distribution and service (12b-1) fees	.86	%(e)	.87	%(e)
Net investment income	(.18	)%(e)	.37	%(e)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended March 31, 2008(b)		March 2, 2007(a) through September 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.91		$16.14

Income from investment operations:
Net investment loss	(.06)		(.01)
Net realized and unrealized gain on investment transactions	(2.14)		1.78

Total from investment operations	(2.20)		1.77

Less Distributions:
Distributions from net realized gains	(.81)		—

Net asset value, end of period	$14.90		$17.91

Total Return(c):	(12.61)%		10.97%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,219		$20,457
Average net assets (000)	$14,653		$24,257
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.86	%(e)	1.87	%(e)
Expenses, excluding distribution and service (12b-1) fees	.86	%(e)	.87	%(e)
Net investment loss	(.71	)%(e)	(.12	)%(e)

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	37

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.36

Income from investment operations:
Net investment income (loss)	(.02)
Net realized and unrealized gain on investment transactions	(2.61)

Total from investment operations	(2.63)

Less Distributions:
Distributions from net realized gains	(.81)

Net asset value, end of period	$18.92

Total Return(c):	(12.04)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,116
Average net assets (000)	$14,365
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(e)	1.36	%(g)
Expenses, excluding distribution and service (12b-1) fees	.86	%(g)
Net investment income (loss)	(.16	)%(g)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(d)	Amount is actual and not rounded.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets of the Class R shares.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.
(g)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class R
Year Ended September 30,			May 10, 2004(a) through September 30, 2004(b)
2007(b)	2006(b)	2005

$19.67	$20.47	$18.72	$17.58

.02	(.07)	(.02)	(.07)
3.76	1.99	4.17	1.21

3.78	1.92	4.15	1.14

(1.09)	(2.72)	(2.40)	—

$22.36	$19.67	$20.47	$18.72

19.80%	10.25%	24.27%	6.48%

$12,701	$2,121	$35	$2,590	(d)
$6,377	$677	$12	$647	(d)

1.37%	1.42%	1.48%	1.48	%(g)
.87%	.92%	.98%	.98	%(g)
.12%	(.34)%	(.36)%	(.49	)%(g)

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	39

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended March 31, 2008(b)		March 2, 2007(a) through September 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.92		$16.14

Income from investment operations:
Net investment loss	(.06)		(.01)
Net realized and unrealized gain on investment transactions	(2.09)		1.79

Total from investment operations	(2.15)		1.78

Less Distributions:
Distributions from net realized gains	(.81)		—

Net asset value, end of period	$14.96		$17.92

Total Return(c):	(12.36)%		11.03%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,441		$5,984
Average net assets (000)	$5,242		$6,266
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.86	%(e)	1.87	%(e)
Expenses, excluding distribution and service (12b-1) fees	.86	%(e)	.87	%(e)
Net investment loss	(.69	)%(e)	(.14	)%(e)

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$23.42

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	(2.75)

Total from investment operations	(2.71)

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	(.81)

Total dividends and distributions	(.91)

Net asset value, end of period	$19.80

Total Return(b):	(11.88)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$628,732
Average net assets (000)	$668,758
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.86	%(d)
Expenses, excluding distribution and service (12b-1) fees	.86	%(d)
Net investment income (loss)	.33	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2007(a)	2006(a)	2005	2004(a)	2003

$20.49	$21.13	$19.18	$16.07	$11.64

.14	.02	.04	(.05)	(.05)
3.88	2.06	4.31	3.16	4.48

4.02	2.08	4.35	3.11	4.43

—	—	—	—	—
(1.09)	(2.72)	(2.40)	—	—

(1.09)	(2.72)	(2.40)	—	—

$23.42	$20.49	$21.13	$19.18	$16.07

20.20%	10.80%	24.72%	19.35%	38.06%

$674,364	$189,508	$40,126	$55,246	$83,754
$460,435	$97,368	$46,314	$66,315	$73,512

.87%	.92%	.98%	.98%	1.07%
.87%	.92%	.98%	.98%	1.07%
.62%	.09%	.15%	(.29)%	(.35)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	43

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer •
Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Small Company Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Small Company Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PGOAX	CHNDX	PSCCX	JSCCL	JSCCM	PSCRX	JSCCX	PSCZX
CUSIP	47629P106	47629P205	47629P304	47629P601	47629P700	47629P502	47629P809	47629P403

MF109E2    IFS-A148088    Ed. 05/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)     (1)   Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	May 21, 2008

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	May 21, 2008

*	Print the name and title of each signing officer under his or her signature.